Business Segment Information (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Segment assets	$ 396,947	$ 650,338
Segment liabilities	116,998	320,908
Operating segments | Merchant banking
Disclosure of operating segments [line items]
Segment assets	343,649	589,017
Segment liabilities	106,713	306,206
Operating segments | All other segments
Disclosure of operating segments [line items]
Segment assets	53,298	61,321
Segment liabilities	$ 10,285	$ 14,702